Note 12 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Allocated Share-based Compensation Expense	$ 462	$ 848	$ 1,750	$ 6,041
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	125	640	502	6,491
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 337	$ 208	$ 1,248	$ (450)